CONSOLIDATED STATEMENT OF EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Cash dividend per common share (in dollars per share)	$ 6.67	$ 6.63	$ 6.59
Common stock issued under employee plans (in shares)	12,253,153	9,794,240	8,539,072
Purchases of treasury stock under employee plans (in shares)	3,430,885	2,953,554	3,027,994
Sales of treasury stock under employee plans (in shares)	2,454,155	2,080,983	2,512,300